Going Concern (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern
Cash	$ 600,000		$ 300,000
Cash flows from operating activities	9,366,000	$ 9,023,000	15,706,619	$ 9,575,403
Accumulated deficit	$ 114,154,000		$ 100,771,787	$ 78,279,713